Derivative Instruments and Financial Risk Management - Additional Information (Detail) - Forward Contracts [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) Payment ₪ / $ $ / $	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 54,500
Weighted-average forward exchange rate | ₪ / $	3.33
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ 190	$ 178	$ (2,530)
Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 10,203
Weighted-average forward exchange rate | $ / $	1.26
Number of installment payments | Payment	7
(Loss) gain on derivative instruments	$ 267	$ (629)	$ 2,545
Ten Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,750
Six Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,500
One Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,000
One Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	298
Four Months Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,066
Two Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 821